Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.7%
Boeing Co. (A)	6,951	$ 1,770,559
General Dynamics Corp.	2,944	534,513
Howmet Aerospace, Inc. (A)	4,636	148,955
Huntington Ingalls Industries, Inc.	523	107,659
L3 Harris Technologies, Inc.	2,610	528,995
Lockheed Martin Corp.	3,105	1,147,297
Northrop Grumman Corp.	1,964	635,629
Raytheon Technologies Corp.	19,132	1,478,329
Teledyne Technologies, Inc. (A)	462	191,106
Textron, Inc.	2,850	159,828
TransDigm Group, Inc. (A)	691	406,253

		7,109,123

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,752	167,193
Expeditors International of Washington, Inc.	2,077	223,672
FedEx Corp.	3,090	877,684
United Parcel Service, Inc., Class B	9,116	1,549,629

		2,818,178

Airlines - 0.3%
Alaska Air Group, Inc. (A)	1,616	111,844
American Airlines Group, Inc. (A)	7,688	183,743
Delta Air Lines, Inc. (A)	7,835	378,274
Southwest Airlines Co. (A)	7,355	449,096
United Airlines Holdings, Inc. (A)	4,035	232,174

		1,355,131

Auto Components - 0.1%
Aptiv PLC (A)	3,420	471,618
BorgWarner, Inc.	3,104	143,901

		615,519

Automobiles - 1.9%
Ford Motor Co. (A)	48,961	599,772
General Motors Co. (A)	16,065	923,095
Tesla, Inc. (A)	9,695	6,475,581

		7,998,448

Banks - 4.4%
Bank of America Corp.	96,256	3,724,145
Citigroup, Inc.	26,446	1,923,946
Citizens Financial Group, Inc.	5,406	238,675
Comerica, Inc.	1,777	127,482
Fifth Third Bancorp	8,905	333,492
First Republic Bank	2,209	368,351
Huntington Bancshares, Inc.	12,776	200,839
JPMorgan Chase & Co.	38,526	5,864,813
KeyCorp	12,251	244,775
M&T Bank Corp.	1,604	243,182
People’s United Financial, Inc.	5,561	99,542
PNC Financial Services Group, Inc.	5,372	942,302
Regions Financial Corp.	12,142	250,854
SVB Financial Group (A)	646	318,904
Truist Financial Corp.	17,069	995,464
US Bancorp	17,137	947,847
Wells Fargo & Co.	52,379	2,046,448
Zions Bancorp NA	1,962	107,832

		18,978,893

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.5%
Brown-Forman Corp., Class B	2,302	$ 158,769
Coca-Cola Co.	49,139	2,590,117
Constellation Brands, Inc., Class A	2,128	485,184
Molson Coors Beverage Co., Class B (A)	2,387	122,095
Monster Beverage Corp. (A)	4,689	427,121
PepsiCo, Inc.	17,391	2,459,957

		6,243,243

Biotechnology - 1.8%
AbbVie, Inc.	22,374	2,421,314
Alexion Pharmaceuticals, Inc. (A)	2,720	415,915
Amgen, Inc.	7,331	1,824,026
Biogen, Inc. (A)	1,909	534,043
Gilead Sciences, Inc.	15,812	1,021,930
Incyte Corp. (A)	2,335	189,765
Regeneron Pharmaceuticals, Inc. (A)	1,326	627,384
Vertex Pharmaceuticals, Inc. (A)	3,255	699,467

		7,733,844

Building Products - 0.5%
A.O. Smith Corp.	1,737	117,439
Allegion PLC	1,152	144,714
Carrier Global Corp.	10,341	436,597
Fortune Brands Home & Security, Inc.	1,721	164,906
Johnson Controls International PLC	8,990	536,433
Masco Corp.	3,243	194,256
Trane Technologies PLC	3,014	498,998

		2,093,343

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,472	342,166
Bank of New York Mellon Corp.	10,331	488,553
BlackRock, Inc.	1,798	1,355,620
Cboe Global Markets, Inc.	1,361	134,317
Charles Schwab Corp.	18,802	1,225,514
CME Group, Inc.	4,549	929,042
Franklin Resources, Inc.	3,161	93,566
Goldman Sachs Group, Inc.	4,334	1,417,218
Intercontinental Exchange, Inc.	7,020	783,994
Invesco, Ltd.	4,821	121,586
MarketAxess Holdings, Inc.	468	233,027
Moody’s Corp.	2,003	598,116
Morgan Stanley	18,901	1,467,852
MSCI, Inc.	1,030	431,858
Nasdaq, Inc.	1,425	210,130
Northern Trust Corp.	2,566	269,712
Raymond James Financial, Inc.	1,467	179,796
S&P Global, Inc.	3,050	1,076,253
State Street Corp.	4,330	363,763
T. Rowe Price Group, Inc.	2,888	495,581

		12,217,664

Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,766	778,187
Albemarle Corp.	1,462	213,613
Celanese Corp.	1,471	220,371
CF Industries Holdings, Inc.	2,587	117,398
Corteva, Inc.	9,358	436,270
Dow, Inc.	9,296	594,386
DuPont de Nemours, Inc.	6,821	527,127
Eastman Chemical Co.	1,737	191,278
Ecolab, Inc.	3,139	671,966
FMC Corp.	1,604	177,418
International Flavors & Fragrances, Inc.	3,123	436,002

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	6,609	$ 1,851,445
LyondellBasell Industries NV, Class A	3,164	329,214
Mosaic Co.	4,393	138,863
PPG Industries, Inc.	2,995	450,029
Sherwin-Williams Co.	1,023	754,984

		7,888,551

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,105	377,148
Copart, Inc. (A)	2,540	275,869
Republic Services, Inc.	2,590	257,317
Rollins, Inc.	2,832	97,477
Waste Management, Inc.	4,932	636,327

		1,644,138

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	683	206,191
Cisco Systems, Inc.	53,490	2,765,968
F5 Networks, Inc. (A)	765	159,594
Juniper Networks, Inc.	4,242	107,450
Motorola Solutions, Inc.	2,083	391,708

		3,630,911

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.	1,764	155,197

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	778	261,268
Vulcan Materials Co.	1,634	275,737

		537,005

Consumer Finance - 0.6%
American Express Co.	8,267	1,169,285
Capital One Financial Corp.	5,724	728,265
Discover Financial Services	3,768	357,922
Synchrony Financial	6,711	272,869

		2,528,341

Containers & Packaging - 0.3%
Amcor PLC	19,672	229,769
Avery Dennison Corp.	1,038	190,629
Ball Corp.	4,158	352,349
International Paper Co.	4,919	265,970
Packaging Corp. of America	1,136	152,769
Sealed Air Corp.	1,995	91,411
WestRock Co.	3,240	168,642

		1,451,539

Distributors - 0.1%
Genuine Parts Co.	1,848	213,610
LKQ Corp. (A)	3,538	149,764
Pool Corp.	517	178,489

		541,863

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	24,072	6,149,674

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	90,359	2,735,167
Lumen Technologies, Inc.	12,506	166,955
Verizon Communications, Inc.	52,430	3,048,805

		5,950,927

Electric Utilities - 1.7%
Alliant Energy Corp.	3,135	169,792

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	6,160	$ 521,752
Duke Energy Corp.	9,739	940,106
Edison International	4,651	272,549
Entergy Corp.	2,464	245,094
Evergy, Inc.	2,718	161,803
Eversource Energy	4,357	377,273
Exelon Corp.	12,242	535,465
FirstEnergy Corp.	6,721	233,151
NextEra Energy, Inc.	24,666	1,864,996
NRG Energy, Inc.	3,100	116,963
Pinnacle West Capital Corp.	1,427	116,086
PPL Corp.	9,462	272,884
Southern Co.	13,213	821,320
Xcel Energy, Inc.	6,667	443,422

		7,092,656

Electrical Equipment - 0.6%
AMETEK, Inc.	2,867	366,202
Eaton Corp. PLC	5,037	696,516
Emerson Electric Co.	7,558	681,883
Generac Holdings, Inc. (A)	796	260,650
Rockwell Automation, Inc.	1,475	391,524

		2,396,775

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	7,508	495,303
CDW Corp.	1,760	291,720
Corning, Inc.	9,516	414,041
FLIR Systems, Inc.	1,688	95,321
IPG Photonics Corp. (A)	457	96,399
Keysight Technologies, Inc. (A)	2,309	331,111
TE Connectivity, Ltd.	4,146	535,290
Trimble, Inc. (A)	3,201	249,006
Zebra Technologies Corp., Class A (A)	666	323,130

		2,831,321

Energy Equipment & Services - 0.2%
Baker Hughes Co.	8,697	187,942
Halliburton Co.	11,104	238,292
NOV, Inc. (A)	5,034	69,066
Schlumberger NV	17,625	479,224

		974,524

Entertainment - 2.1%
Activision Blizzard, Inc.	9,816	912,888
Electronic Arts, Inc.	3,639	492,611
Live Nation Entertainment, Inc. (A)	1,798	152,201
Netflix, Inc. (A)	5,611	2,927,034
Take-Two Interactive Software, Inc. (A)	1,408	248,794
Walt Disney Co. (A)	22,999	4,243,775

		8,977,303

Equity Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.	1,548	254,336
American Tower Corp.	5,630	1,345,908
AvalonBay Communities, Inc.	1,743	321,601
Boston Properties, Inc.	1,757	177,914
Crown Castle International Corp.	5,393	928,297
Digital Realty Trust, Inc.	3,550	499,982
Duke Realty Corp.	4,646	194,807
Equinix, Inc.	1,126	765,218
Equity Residential	4,280	306,576
Essex Property Trust, Inc.	815	221,550
Extra Space Storage, Inc.	1,625	215,394
Federal Realty Investment Trust	844	85,624

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Healthpeak Properties, Inc.	6,730	$ 213,610
Host Hotels & Resorts, Inc. (A)	8,428	142,012
Iron Mountain, Inc.	3,664	135,605
Kimco Realty Corp.	5,242	98,288
Mid-America Apartment Communities, Inc.	1,437	207,445
Prologis, Inc.	9,369	993,114
Public Storage	1,928	475,753
Realty Income Corp.	4,731	300,418
Regency Centers Corp.	1,900	107,749
SBA Communications Corp.	1,382	383,574
Simon Property Group, Inc.	4,079	464,068
UDR, Inc.	3,714	162,896
Ventas, Inc.	4,656	248,351
Vornado Realty Trust	1,870	84,879
Welltower, Inc.	5,252	376,201
Weyerhaeuser Co.	9,186	327,022

		10,038,192

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	5,608	1,976,708
Kroger Co.	9,555	343,884
Sysco Corp.	6,388	502,991
Walgreens Boots Alliance, Inc.	8,930	490,257
Walmart, Inc.	17,565	2,385,854

		5,699,694

Food Products - 1.0%
Archer-Daniels-Midland Co.	6,928	394,896
Campbell Soup Co.	2,532	127,284
Conagra Brands, Inc.	6,030	226,728
General Mills, Inc.	7,750	475,230
Hershey Co.	1,814	286,902
Hormel Foods Corp.	3,352	160,158
J.M. Smucker Co.	1,467	185,619
Kellogg Co.	3,139	198,699
Kraft Heinz Co.	7,978	319,120
Lamb Weston Holdings, Inc.	1,854	143,648
McCormick & Co., Inc.	3,049	271,849
Mondelez International, Inc., Class A	17,871	1,045,990
Tyson Foods, Inc., Class A	3,628	269,560

		4,105,683

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,594	157,567

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	22,445	2,689,809
ABIOMED, Inc. (A)	540	172,114
Align Technology, Inc. (A)	909	492,251
Baxter International, Inc.	6,341	534,800
Becton Dickinson & Co.	3,681	895,035
Boston Scientific Corp. (A)	18,093	699,294
Cooper Cos., Inc.	607	233,143
Danaher Corp.	8,031	1,807,618
DENTSPLY SIRONA, Inc.	2,752	175,605
DexCom, Inc. (A)	1,218	437,737
Edwards Lifesciences Corp. (A)	7,879	659,000
Hologic, Inc. (A)	3,197	237,793
IDEXX Laboratories, Inc. (A)	1,069	523,072
Intuitive Surgical, Inc. (A)	1,482	1,095,109
Medtronic PLC	17,080	2,017,660
ResMed, Inc.	1,777	344,774
STERIS PLC	1,064	202,671
Stryker Corp.	4,147	1,010,126
Teleflex, Inc.	574	238,474
Varian Medical Systems, Inc. (A)	1,127	198,949

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	910	$ 256,420
Zimmer Biomet Holdings, Inc.	2,630	421,010

		15,342,464

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	1,847	218,075
Anthem, Inc.	3,108	1,115,617
Cardinal Health, Inc.	3,617	219,733
Centene Corp. (A)	7,351	469,803
Cigna Corp.	4,514	1,091,214
CVS Health Corp.	16,500	1,241,295
DaVita, Inc. (A)	903	97,316
HCA Healthcare, Inc.	3,359	632,634
Henry Schein, Inc. (A)	1,807	125,117
Humana, Inc.	1,673	701,405
Laboratory Corp. of America Holdings (A)	1,201	306,291
McKesson Corp.	1,999	389,885
Quest Diagnostics, Inc.	1,679	215,483
UnitedHealth Group, Inc.	11,977	4,456,282
Universal Health Services, Inc., Class B	982	130,989

		11,411,139

Health Care Technology - 0.1%
Cerner Corp.	3,756	269,981

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (A)	519	1,209,187
Caesars Entertainment, Inc. (A)	2,639	230,781
Carnival Corp. (A)	10,082	267,576
Chipotle Mexican Grill, Inc. (A)	351	498,708
Darden Restaurants, Inc.	1,649	234,158
Domino’s Pizza, Inc.	496	182,424
Expedia Group, Inc. (A)	1,695	291,743
Hilton Worldwide Holdings, Inc. (A)	3,519	425,518
Las Vegas Sands Corp. (A)	4,124	250,574
Marriott International, Inc., Class A (A)	3,369	498,983
McDonald’s Corp.	9,446	2,117,226
MGM Resorts International	5,208	197,852
Norwegian Cruise Line Holdings, Ltd. (A)	4,704	129,783
Penn National Gaming, Inc. (A)	1,884	197,519
Royal Caribbean Cruises, Ltd. (A)	2,895	247,841
Starbucks Corp.	14,916	1,629,871
Wynn Resorts, Ltd. (A)	1,326	166,241
Yum! Brands, Inc.	3,829	414,221

		9,190,206

Household Durables - 0.4%
D.R. Horton, Inc.	4,134	368,422
Garmin, Ltd.	1,842	242,868
Leggett & Platt, Inc.	1,520	69,388
Lennar Corp., Class A	3,382	342,360
Mohawk Industries, Inc. (A)	720	138,463
Newell Brands, Inc.	4,588	122,867
NVR, Inc. (A)	44	207,281
PulteGroup, Inc.	3,217	168,699
Whirlpool Corp.	747	164,601

		1,824,949

Household Products - 1.4%
Church & Dwight Co., Inc.	3,044	265,893
Clorox Co.	1,605	309,573
Colgate-Palmolive Co.	10,719	844,979
Kimberly-Clark Corp.	4,217	586,374
Procter & Gamble Co.	31,182	4,222,978

		6,229,797

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	8,427	$ 225,928

Industrial Conglomerates - 1.2%
3M Co.	7,337	1,413,693
General Electric Co.	110,355	1,448,961
Honeywell International, Inc.	8,834	1,917,597
Roper Technologies, Inc.	1,315	530,392

		5,310,643

Insurance - 1.9%
Aflac, Inc.	8,129	416,042
Allstate Corp.	3,780	434,322
American International Group, Inc.	10,909	504,105
Aon PLC, Class A	2,890	665,018
Arthur J. Gallagher & Co.	2,357	294,083
Assurant, Inc.	686	97,254
Chubb, Ltd.	5,641	891,109
Cincinnati Financial Corp.	1,883	194,119
Everest Re Group, Ltd.	507	125,640
Globe Life, Inc.	1,242	120,014
Hartford Financial Services Group, Inc.	4,479	299,152
Lincoln National Corp.	2,300	143,221
Loews Corp.	2,962	151,891
Marsh & McLennan Cos., Inc.	6,345	772,821
MetLife, Inc.	9,500	577,505
Principal Financial Group, Inc.	3,208	192,352
Progressive Corp.	7,333	701,108
Prudential Financial, Inc.	5,019	457,231
Travelers Cos., Inc.	3,209	482,634
Unum Group	2,342	65,178
W.R. Berkley Corp.	1,784	134,424
Willis Towers Watson PLC	1,606	367,581

		8,086,804

Interactive Media & Services - 5.8%
Alphabet, Inc., Class A (A)	3,797	7,831,388
Alphabet, Inc., Class C (A)	3,649	7,548,431
Facebook, Inc., Class A (A)	30,369	8,944,582
Twitter, Inc. (A)	9,949	633,055

		24,957,456

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (A)	5,404	16,720,409
eBay, Inc.	8,130	497,881
Etsy, Inc. (A)	1,572	317,025

		17,535,315

IT Services - 5.1%
Accenture PLC, Class A	8,036	2,219,945
Akamai Technologies, Inc. (A)	2,011	204,921
Automatic Data Processing, Inc.	5,358	1,009,822
Broadridge Financial Solutions, Inc.	1,423	217,861
Cognizant Technology Solutions Corp., Class A	6,633	518,170
DXC Technology Co. (A)	2,920	91,279
Fidelity National Information Services, Inc.	7,870	1,106,601
Fiserv, Inc. (A)	7,295	868,397
FleetCor Technologies, Inc. (A)	1,043	280,181
Gartner, Inc. (A)	1,144	208,837
Global Payments, Inc.	3,745	754,917
International Business Machines Corp.	11,322	1,508,770
Jack Henry & Associates, Inc.	918	139,279
Mastercard, Inc., Class A	11,109	3,955,359
Paychex, Inc.	4,063	398,255
PayPal Holdings, Inc. (A)	14,839	3,603,503

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
VeriSign, Inc. (A)	1,256	$ 249,643
Visa, Inc., Class A	21,490	4,550,078
Western Union Co.	5,333	131,512

		22,017,330

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,528	146,871

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	3,800	483,132
Bio-Rad Laboratories, Inc., Class A (A)	269	153,645
Illumina, Inc. (A)	1,826	701,294
IQVIA Holdings, Inc. (A)	2,430	469,330
Mettler-Toledo International, Inc. (A)	303	350,174
PerkinElmer, Inc.	1,405	180,247
Thermo Fisher Scientific, Inc.	4,988	2,276,423
Waters Corp. (A)	768	218,243

		4,832,488

Machinery - 1.8%
Caterpillar, Inc.	6,909	1,601,990
Cummins, Inc.	1,874	485,572
Deere & Co.	3,948	1,477,105
Dover Corp.	1,778	243,817
Fortive Corp.	4,144	292,732
IDEX Corp.	972	203,459
Illinois Tool Works, Inc.	3,604	798,358
Ingersoll Rand, Inc. (A)	4,641	228,384
Otis Worldwide Corp.	5,074	347,315
PACCAR, Inc.	4,395	408,383
Parker-Hannifin Corp.	1,632	514,782
Pentair PLC	1,988	123,892
Snap-on, Inc.	700	161,518
Stanley Black & Decker, Inc.	2,034	406,129
Westinghouse Air Brake Technologies Corp.	2,245	177,714
Xylem, Inc.	2,247	236,340

		7,707,490

Media - 1.3%
Charter Communications, Inc., Class A (A)	1,792	1,105,700
Comcast Corp., Class A	57,917	3,133,889
Discovery, Inc., Class A (A)	2,002	87,007
Discovery, Inc., Class C (A)	3,780	139,444
DISH Network Corp., Class A (A)	2,893	104,727
Fox Corp., Class A	4,345	156,898
Fox Corp., Class B	1,757	61,372
Interpublic Group of Cos., Inc.	5,041	147,197
News Corp., Class A	5,016	127,557
News Corp., Class B	1,610	37,771
Omnicom Group, Inc.	2,709	200,872
ViacomCBS, Inc., Class B	7,191	324,314

		5,626,748

Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (A)	18,194	599,129
Newmont Corp.	9,957	600,108
Nucor Corp.	3,773	302,859

		1,502,096

Multi-Utilities - 0.8%
Ameren Corp.	3,210	261,166
CenterPoint Energy, Inc.	6,850	155,152
CMS Energy Corp.	3,535	216,413
Consolidated Edison, Inc.	4,356	325,829
Dominion Energy, Inc.	10,209	775,476

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
DTE Energy Co.	2,368	$ 315,275
NiSource, Inc.	4,895	118,018
Public Service Enterprise Group, Inc.	6,426	386,909
Sempra Energy	3,834	508,312
WEC Energy Group, Inc.	3,868	362,006

		3,424,556

Multiline Retail - 0.5%
Dollar General Corp.	3,037	615,357
Dollar Tree, Inc. (A)	2,935	335,940
Target Corp.	6,314	1,250,614

		2,201,911

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	4,891	87,549
Cabot Oil & Gas Corp.	4,866	91,383
Chevron Corp.	24,407	2,557,610
ConocoPhillips	16,932	896,888
Devon Energy Corp.	7,405	161,799
Diamondback Energy, Inc.	2,291	168,366
EOG Resources, Inc.	7,259	526,495
Exxon Mobil Corp.	53,638	2,994,610
Hess Corp.	3,492	247,094
HollyFrontier Corp.	1,900	67,982
Kinder Morgan, Inc.	24,251	403,779
Marathon Oil Corp.	10,254	109,513
Marathon Petroleum Corp.	8,245	441,025
Occidental Petroleum Corp.	10,511	279,803
ONEOK, Inc.	5,570	282,176
Phillips 66	5,436	443,251
Pioneer Natural Resources Co.	2,607	414,044
Valero Energy Corp.	5,174	370,458
Williams Cos., Inc.	14,908	353,171

		10,896,996

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	2,911	846,664

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	28,455	1,796,364
Catalent, Inc. (A)	2,055	216,412
Eli Lilly & Co.	10,079	1,882,959
Johnson & Johnson	33,305	5,473,677
Merck & Co., Inc.	32,059	2,471,428
Perrigo Co. PLC	1,570	63,538
Pfizer, Inc.	70,668	2,560,302
Viatris, Inc. (A)	15,079	210,653
Zoetis, Inc.	5,939	935,274

		15,610,607

Professional Services - 0.4%
Equifax, Inc.	1,496	270,970
IHS Markit, Ltd.	4,726	457,382
Jacobs Engineering Group, Inc.	1,633	211,098
Leidos Holdings, Inc.	1,659	159,728
Nielsen Holdings PLC	4,567	114,860
Robert Half International, Inc.	1,465	114,373
Verisk Analytics, Inc.	2,066	365,042

		1,693,453

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,130	326,724

Road & Rail - 1.0%
CSX Corp.	9,560	921,775
JB Hunt Transport Services, Inc.	1,050	176,473

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern	1,165	$ 307,467
Norfolk Southern Corp.	3,176	852,819
Old Dominion Freight Line, Inc.	1,199	288,252
Union Pacific Corp.	8,485	1,870,179

		4,416,965

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	15,353	1,205,210
Analog Devices, Inc.	3,259	505,406
Applied Materials, Inc.	11,627	1,553,367
Broadcom, Inc.	5,172	2,398,050
Enphase Energy, Inc. (A)	1,577	255,726
Intel Corp.	51,546	3,298,944
KLA Corp.	1,915	632,716
Lam Research Corp.	1,799	1,070,837
Maxim Integrated Products, Inc.	5,703	521,083
Microchip Technology, Inc.	3,412	529,611
Micron Technology, Inc. (A)	14,173	1,250,200
Monolithic Power Systems, Inc.	522	184,376
NVIDIA Corp.	7,855	4,194,020
NXP Semiconductors NV	3,510	706,703
Qorvo, Inc. (A)	1,426	260,530
QUALCOMM, Inc.	14,393	1,908,368
Skyworks Solutions, Inc.	2,066	379,070
Teradyne, Inc.	2,049	249,322
Texas Instruments, Inc.	11,659	2,203,434
Xilinx, Inc.	3,114	385,825

		23,692,798

Software - 8.2%
Adobe, Inc. (A)	6,073	2,886,922
ANSYS, Inc. (A)	1,068	362,650
Autodesk, Inc. (A)	2,750	762,162
Cadence Design Systems, Inc. (A)	3,537	484,534
Citrix Systems, Inc.	1,546	216,997
Fortinet, Inc. (A)	1,660	306,137
Intuit, Inc.	3,470	1,329,218
Microsoft Corp.	95,222	22,450,491
NortonLifeLock, Inc.	7,105	151,052
Oracle Corp.	23,499	1,648,925
Paycom Software, Inc. (A)	603	223,146
salesforce.com, Inc. (A)	11,628	2,463,624
ServiceNow, Inc. (A)	2,485	1,242,773
Synopsys, Inc. (A)	1,915	474,499
Tyler Technologies, Inc. (A)	503	213,539

		35,216,669

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	833	152,847
AutoZone, Inc. (A)	289	405,843
Best Buy Co., Inc.	2,874	329,964
CarMax, Inc. (A)	2,054	272,484
Gap, Inc. (A)	2,537	75,552
Home Depot, Inc.	13,640	4,163,610
L Brands, Inc. (A)	2,818	174,322
Lowe’s Cos., Inc.	9,229	1,755,171
O’Reilly Automotive, Inc. (A)	901	457,032
Ross Stores, Inc.	4,418	529,762
TJX Cos., Inc.	15,212	1,006,274
Tractor Supply Co.	1,454	257,474
Ulta Beauty, Inc. (A)	708	218,892

		9,799,227

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	199,235	24,336,555
Hewlett Packard Enterprise Co.	16,294	256,468

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	15,869	$ 503,841
NetApp, Inc.	2,787	202,531
Seagate Technology PLC	2,799	214,823
Western Digital Corp.	3,814	254,585

		25,768,803

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	4,584	90,167
NIKE, Inc., Class B	16,110	2,140,858
PVH Corp. (A)	907	95,870
Ralph Lauren Corp. (A)	631	77,714
Tapestry, Inc. (A)	3,539	145,842
Under Armour, Inc., Class A (A)	2,114	46,846
Under Armour, Inc., Class C (A)	2,612	48,218
VF Corp.	3,923	313,526

		2,959,041

Tobacco - 0.7%
Altria Group, Inc.	23,549	1,204,767
Philip Morris International, Inc.	19,611	1,740,280

		2,945,047

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.2%
Fastenal Co.	7,153	$ 359,653
United Rentals, Inc. (A)	891	293,415
WW Grainger, Inc.	562	225,323

		878,391

Water Utilities - 0.1%
American Water Works Co., Inc.	2,256	338,220

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	7,401	927,271

Total Common Stocks (Cost $329,087,292)		424,076,295

Total Investments (Cost $329,087,292)		424,076,295
Net Other Assets (Liabilities) - 1.4%		5,934,887

Net Assets - 100.0%		$ 430,011,182

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	27	06/18/2021	$5,318,123	$5,355,990	$37,867	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$424,076,295	$—	$—	$424,076,295

Total Investments	$424,076,295	$—	$—	$424,076,295

Other Financial Instruments
Futures Contracts (D)	$37,867	$—	$—	$37,867

Total Other Financial Instruments	$37,867	$—	$—	$37,867

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7